United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/07

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		 November 15, 2007
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             40
Form 13 Information Table Value Total:             211,136 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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COLUMN 1	      COLUMN 2	    COLUMN 3	COLUMN 4     		COLUMN     COLUMN 6    		    COLUMN 7	   	      COLUMN 8

                      TITLE OF		        VALUE	     		SHRS OR    SH/ PUT    		  INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER		CLASS        CUSIP      (X$1000)    		PRN AMT   PRN CALL   		   DISCRETION  MANAGERS        SOLE   SHARED  NONE


ANSWERS CORP 		COM	03662X100	412			50,000 		SH			SOLE		50,000
BLUE NILE, INC. 	COM	09578R103	4,706			50,000 		SH			SOLE		50,000
BROOKFIELD HOMES CORP 	COM	112723101	6,417			345,918 	SH			SOLE		345,918
BUILD-A-BEAR WORKSHOP,	COM	120076104	2,984			168,000 	SH			SOLE		168,000
CORUS BANKSHARES INC 	COM	220873103	3,906			300,000 	SH			SOLE		300,000
DOWNEY FINANCIAL CORP 	COM	261018105	17,749			307,070 	SH			SOLE		307,070
ENERGY CONVERSION DEV	COM	292659109	1,136			50,000 		SH			SOLE		50,000
EVERGREEN ENERGY INC 	COM	30024B104	510			100,000 	SH			SOLE		100,000
FAIRFAX FINANCIAL HLDGS	COM	303901102	8,568			35,115 		SH			SOLE		35,115
FIRSTFED FINANCIAL CORP	COM	337907109	4,955			100,000 	SH			SOLE		100,000
FREMONT GENERAL CORP 	COM	357288109	2,740			702,500 	SH			SOLE		702,500
GOLDCORP INC CMN	COM	380956409	15,280			500,000 	SH			SOLE		500,000
PUT/HOG(HOGWJ)		PUT	412822108	538			1,250 		SH			SOLE		1,250
HOUSEVALUES, INC.	COM	44183Y102	461			117,500 	SH			SOLE		117,500
HYTHIAM, INC. CMN	COM	44919F104	370			50,000 		SH			SOLE		50,000
IMERGENT, INC. CMN	COM	45247Q100	2,077			92,615 		SH			SOLE		92,615
INDYMAC BANCORP, INC. 	COM	456607100	11,207			474,684 	SH			SOLE		474,684
INVESTOOLS INC. CMN	COM	46145P103	605			50,000 		SH			SOLE		50,000
IONATRON INC CMN	COM	462070103	206			60,000 		SH			SOLE		60,000
JMP GROUP INC. CMN	COM	46629U107	469			50,000 		SH			SOLE		50,000
JONES SODA CO. CMN	COM	48023P106	663			55,000 		SH			SOLE		55,000
LIFE PARTNERS HOLDINGS 	COM	53215T106	437			13,001 		SH			SOLE		13,001
MARCHEX INC CMN CLASS B	COM	56624R108	856			90,000 		SH			SOLE		90,000
MARKET VECTORS GOLD 	ETF	57060U100	18,140			400,000 	SH			SOLE		400,000
MEDIS TECHNOLOGIES LTD	COM	58500P107	1,854			142,600 	SH			SOLE		142,600
MICROVISION INC (WASH)	COM	594960106	670			144,700 	SH			SOLE		144,700
NVE CORP CMN		COM	629445206	6,224			200,000 	SH			SOLE		200,000
NAUTILUS INC CMN	COM	63910B102	4,001			502,000 	SH			SOLE		502,000
NOVASTAR FINANCIAL, INC COM	669947889	533			60,043 		SH			SOLE		60,043
OVERSTOCK.COM INC DEL 	COM	690370101	15,610			542,000 	SH			SOLE		542,000
POOL CORP CMN		COM	73278L105	3,007			120,363 	SH			SOLE		120,363
SHARPER IMAGE CORP	COM	820013100	723			175,000 	SH			SOLE		175,000
SIX FLAGS INC 		COM	83001P109	329			95,000 		SH			SOLE		95,000
STREETTRACKS GOLD TRUST	ETF	863307104	65,424			890,000 	SH			SOLE		890,000
SULPHCO, INC. CMN	COM	865378103	1,531			174,000 	SH			SOLE		174,000
TRI-VALLEY CORPORATION 	COM	895735108	638			84,000 		SH			SOLE		84,000
TRIAD GUARANTY INC 	COM	895925105	2,182			115,000 	SH			SOLE		115,000
TRUE RELIGION APPAREL 	COM	89784N104	2,077			118,000 	SH			SOLE		118,000
TURBOCHEF TECHNOLOGIES  COM	900006206	660			50,000 		SH			SOLE		50,000
VYYO INC CMN		COM	918458209	281			50,000 		SH			SOLE		50,000



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